Supplementary Oil And Gas Information (Unaudited) - Oil and Natural Gas Liquids Narrative (Details) - Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids - MMBbls	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Change in proved developed and undeveloped reserves, net (in MMbbl)	(860)	1,400	625
Extensions and discoveries (in MMbbl)	115	726	364
Improved recovery (in MMbbl)	33	58	181
Purchases of reserves in place (in MMbbl)	52	28	668
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	309	320	285
Economic revisions due to prices (in MMbbl)	(1,118)	805	(285)
Revisions of prior estimates (in MMbbl)	368	103	(19)